Operating Leases Operating Leases (Tables)	9 Months Ended
Sep. 30, 2012
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
As of September 30, 2012, the future minimum rental income from the Company’s investment in real estate assets under non-cancelable operating leases, assuming no exercise of renewal options, is as follows:

Future Minimum Rental Income
October 1, 2012 through December 31, 2012	$2,858,594
2013	11,434,374
2014	11,434,374
2015	11,395,049
2016	11,382,877
2017	11,268,071
Thereafter	125,360,590
$185,133,929